UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Massachusetts Tax-Exempt Fund Investor Shares - VMATX

Vanguard Massachusetts Tax-Exempt Fund

Investor Shares (VMATX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard Massachusetts Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	6.3%
1 to 3 Years	2.6%
3 to 5 Years	4.2%
5 to 10 Years	9.6%
10 to 20 Years	33.9%
20 to 30 Years	36.9%
Greater than 30 Years	5.4%
Other Assets and Liabilities — Net	1.1%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$2,696
Number of Portfolio Holdings	902
Portfolio Turnover Rate	46%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR168

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard Massachusetts Tax-Exempt Fund

Contents
Financial Statements	1

Massachusetts Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.9%)
Massachusetts (96.8%)
Acton & Boxborough MA Regional School District BAN GO	4.250%	7/25/24	1,000	1,000
Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	101
Acton & Boxborough MA Regional School District GO	2.250%	3/1/50	1,250	769
Amherst-Pelham MA Regional School District BAN GO	4.500%	1/30/25	1,199	1,202
Andover MA GO	4.000%	11/15/33	560	571
Andover MA GO	2.000%	9/15/34	1,075	861
Andover MA GO	4.000%	11/15/34	455	464
Andover MA GO	2.000%	9/15/35	1,085	853
Andover MA GO	2.000%	9/15/36	1,085	835
Andover MA GO	2.000%	9/15/37	1,090	817
Andover MA GO	2.000%	9/15/39	1,110	791
Andover MA GO	2.000%	9/15/40	1,115	779
Andover MA GO	2.000%	9/15/41	1,025	701
Arlington MA GO	2.000%	9/15/40	2,790	1,942
Arlington MA GO	2.000%	9/15/41	2,800	1,903
Ashland MA GO	3.000%	8/1/47	3,180	2,502
Ashland MA GO	2.250%	5/15/51	1,930	1,163
Ashland MA GO	3.000%	8/1/52	2,890	2,166
Athol MA BAN GO	4.500%	1/31/25	1,308	1,310
Attleboro MA GO	3.250%	2/15/36	1,520	1,421
Attleboro MA GO	3.250%	2/15/37	1,565	1,449
Attleboro MA GO	2.625%	10/15/50	3,335	2,197
Bedford MA GO	3.000%	9/15/30	1,200	1,138
Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	471
Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	91
Boston MA GO	3.125%	4/1/34	240	227
Boston MA GO	2.000%	11/1/36	2,250	1,727
Boston MA GO	2.000%	11/1/37	2,205	1,647
Boston Water & Sewer Commission Water Revenue	3.000%	11/1/41	3,000	2,496
Braintree MA GO	3.000%	6/1/34	1,810	1,657
Braintree MA GO	3.000%	6/1/36	1,790	1,631
Braintree MA GO	3.000%	6/1/37	395	352
Braintree MA GO	3.375%	6/1/37	120	108
Braintree MA GO	4.000%	6/1/42	625	622
Bridgewater MA BAN GO	4.250%	9/23/24	1,600	1,600
Bristol County MA GO	5.250%	6/1/45	4,405	4,791
Bristol County MA GO	4.000%	6/1/51	9,485	8,934
Brockton MA GO	4.000%	8/1/47	4,470	4,246
Brookline MA GO	3.000%	3/15/34	815	756
Brookline MA GO	3.000%	3/15/35	3,800	3,505
Brookline MA GO	2.000%	2/15/39	3,725	2,677
Brookline MA GO	2.000%	2/15/40	6,645	4,670
Brookline MA GO	2.000%	2/15/41	6,755	4,642
Burlington MA GO	2.750%	1/15/41	600	475
Burlington MA GO	2.750%	1/15/42	620	483
Burlington MA GO	2.750%	1/15/43	635	486
Burlington MA GO	2.750%	1/15/44	655	494
Burlington MA GO	2.750%	1/15/46	1,360	997
Burlington MA GO	2.750%	1/15/50	2,565	1,788
Canton MA GO	2.500%	3/15/38	150	121
Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	492
Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,536
Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,044
Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	916
Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,178
Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,021
Chicopee MA GO	3.000%	8/15/35	380	349
Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	225	225
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	490	496
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,385	1,390

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,144
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	4,240	4,041
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	2,500	2,501
	Commonwealth of Massachusetts GO	3.000%	9/1/27	1,580	1,535
	Commonwealth of Massachusetts GO	5.000%	7/1/28	5,155	5,313
	Commonwealth of Massachusetts GO	4.000%	9/1/29	8,710	8,725
[1]	Commonwealth of Massachusetts GO	5.500%	8/1/30	165	184
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,000	3,085
	Commonwealth of Massachusetts GO	4.000%	9/1/32	550	553
	Commonwealth of Massachusetts GO	5.000%	4/1/33	3,775	3,929
	Commonwealth of Massachusetts GO	3.000%	5/1/35	6,540	6,028
	Commonwealth of Massachusetts GO	3.000%	7/1/35	230	212
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,500	2,571
	Commonwealth of Massachusetts GO	3.000%	9/1/35	13,000	11,933
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,220	1,116
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,535	3,580
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	158
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,359
	Commonwealth of Massachusetts GO	4.000%	2/1/37	5,000	5,005
	Commonwealth of Massachusetts GO	5.000%	11/1/37	5,000	5,659
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,261
	Commonwealth of Massachusetts GO	4.000%	2/1/38	10,000	9,957
	Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,354
	Commonwealth of Massachusetts GO	5.000%	11/1/38	1,000	1,125
	Commonwealth of Massachusetts GO	5.000%	1/1/39	2,520	2,666
	Commonwealth of Massachusetts GO	3.250%	2/1/39	125	113
	Commonwealth of Massachusetts GO	5.000%	5/1/39	610	648
	Commonwealth of Massachusetts GO	3.000%	7/1/39	8,310	7,170
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,605	3,104
	Commonwealth of Massachusetts GO	5.000%	1/1/40	2,300	2,393
	Commonwealth of Massachusetts GO	2.000%	3/1/40	5,000	3,482
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	214
	Commonwealth of Massachusetts GO	5.000%	8/1/40	16,000	17,712
	Commonwealth of Massachusetts GO	3.000%	11/1/40	7,170	6,062
	Commonwealth of Massachusetts GO	3.000%	2/1/41	245	205
	Commonwealth of Massachusetts GO	3.000%	4/1/41	6,005	5,036
	Commonwealth of Massachusetts GO	5.000%	5/1/41	4,500	4,746
	Commonwealth of Massachusetts GO	5.000%	7/1/41	2,895	3,087
	Commonwealth of Massachusetts GO	3.000%	11/1/41	7,000	5,788
	Commonwealth of Massachusetts GO	4.000%	2/1/42	9,450	9,196
	Commonwealth of Massachusetts GO	2.000%	3/1/42	2,315	1,544
	Commonwealth of Massachusetts GO	5.000%	5/1/42	3,200	3,506
	Commonwealth of Massachusetts GO	3.000%	11/1/42	300	245
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,000	1,033
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,045	3,152
	Commonwealth of Massachusetts GO	2.500%	3/1/43	750	545
	Commonwealth of Massachusetts GO	5.000%	5/1/43	3,530	3,706
	Commonwealth of Massachusetts GO	5.000%	5/1/43	3,400	3,711
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,125	2,319
	Commonwealth of Massachusetts GO	5.250%	9/1/43	17,890	18,874
	Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,264
	Commonwealth of Massachusetts GO	4.000%	5/1/45	40,000	38,668
	Commonwealth of Massachusetts GO	5.000%	5/1/45	9,335	9,742
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,500
	Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,087
	Commonwealth of Massachusetts GO	5.000%	1/1/46	4,950	5,109
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,000	2,084
	Commonwealth of Massachusetts GO	3.000%	9/1/46	1,120	878
	Commonwealth of Massachusetts GO	5.000%	11/1/46	3,265	3,512
	Commonwealth of Massachusetts GO	3.000%	3/1/47	10,080	7,797
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	5,799
	Commonwealth of Massachusetts GO	5.250%	4/1/47	24,300	25,099
	Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,813
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,052
	Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	981
	Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,491
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,814
	Commonwealth of Massachusetts GO	5.000%	1/1/49	7,500	8,051
	Commonwealth of Massachusetts GO	3.000%	3/1/49	6,255	4,735
	Commonwealth of Massachusetts GO	3.000%	4/1/49	6,005	4,543

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	2.750%	3/1/50	7,760	5,384
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,780	4,477
	Commonwealth of Massachusetts GO	5.000%	10/1/50	15,000	16,048
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,002
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,392
	Commonwealth of Massachusetts GO	5.000%	10/1/52	2,770	2,939
	Commonwealth of Massachusetts GO	5.000%	10/1/52	15,000	16,005
	Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	5,031
	Commonwealth of Massachusetts GO	5.000%	11/1/52	12,550	13,322
	Commonwealth of Massachusetts GO	5.000%	5/1/53	7,620	8,101
	Commonwealth of Massachusetts GO	5.000%	1/1/54	32,035	34,138
[2]	Commonwealth of Massachusetts GO TOB VRDO	3.370%	6/6/24	3,200	3,200
[3,4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	12,115	13,797
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,867
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,000	5,156
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,875	7,400
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	665	713
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.250%	6/1/43	4,055	4,260
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	2,485	2,561
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	31,565	32,781
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	6,825	6,483
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Programs)	5.000%	6/1/37	2,530	2,560
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Programs)	5.000%	6/1/50	17,740	18,710
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Programs)	5.000%	6/1/53	20,000	21,348
	Dedham MA GO	3.000%	6/1/35	880	811
	Dedham MA GO	3.000%	6/1/36	880	803
	Dennis & Yarmouth Regional School District GO	2.125%	10/1/43	1,105	732
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,335
	Easthampton MA GO	3.000%	6/1/37	1,190	1,062
	Easthampton MA GO	3.000%	6/1/38	2,200	1,933
	Easthampton MA GO	3.000%	6/1/39	70	61
[5]	Easton MA GO	5.000%	6/1/37	245	271
	Easton MA GO	2.000%	10/15/37	265	199
[5]	Easton MA GO	5.000%	6/1/38	830	910
	Easton MA GO	2.125%	10/15/38	1,155	856
[5]	Easton MA GO	5.000%	6/1/39	1,015	1,107
	Easton MA GO	2.250%	10/15/40	810	583
[5]	Easton MA GO	4.000%	6/1/41	1,090	1,094
	Easton MA GO	2.250%	10/15/41	615	434
	Easton MA GO	2.500%	10/15/46	2,390	1,626
	Fall River MA BAN GO	4.500%	1/30/25	20,000	20,081
	Fall River MA GO	3.000%	12/1/36	2,265	2,009
	Fall River MA GO	3.000%	12/1/37	2,335	2,036
	Fall River MA GO	2.500%	12/1/39	100	78
	Fall River MA GO	2.000%	12/1/40	155	106
	Fall River MA GO	2.000%	12/1/43	105	67
	Foxborough MA GO	3.000%	5/15/41	1,590	1,327
	Framingham MA GO	3.000%	12/15/35	900	824
	Framingham MA GO	2.000%	12/15/39	1,215	857
	Framingham MA GO	2.000%	12/15/40	1,235	845
	Framingham MA GO	2.000%	12/15/41	1,245	833
[5]	Gardner MA GO	2.000%	8/1/39	1,230	871
	Gardner MA GO	4.000%	1/15/45	1,650	1,582
[5]	Gardner MA GO	2.125%	8/1/46	1,160	721
	Gardner MA GO	4.125%	1/15/48	2,930	2,838
	Gloucester MA GO	2.000%	9/15/40	855	589
	Gloucester MA GO	2.125%	9/15/42	885	595
	Gloucester MA GO	2.125%	9/15/43	655	431
	Harvard MA GO	3.000%	8/15/35	1,260	1,158
	Hingham MA GO	2.000%	2/15/40	4,000	2,815
	Lawrence MA GO	2.250%	2/1/38	1,755	1,359
	Lawrence MA GO	3.000%	2/1/49	3,790	2,866
	Lawrence MA GO	4.000%	6/1/49	1,800	1,703
	Lawrence MA GO	4.125%	6/1/51	2,165	2,082
	Lawrence MA GO	4.125%	6/1/52	2,175	2,091
	Leominster MA GO	3.000%	3/1/42	125	103
	Leominster MA GO	3.000%	3/1/52	4,000	2,957
	Lexington MA GO	3.125%	2/1/37	1,000	913
	Lexington MA GO	3.250%	2/1/38	1,410	1,278
	Lexington MA GO	3.625%	2/1/49	450	388

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln MA GO	3.125%	3/1/37	1,880	1,711
	Lincoln MA GO	3.250%	3/1/40	1,150	1,023
	Lincoln MA GO	3.500%	3/1/44	1,100	970
	Littleton MA GO	3.250%	6/15/38	205	187
	Longmeadow MA GO	2.000%	5/15/33	1,390	1,136
	Lowell MA GO	3.000%	9/1/33	2,170	1,995
	Lowell MA GO	3.000%	9/1/34	2,215	2,024
	Lowell MA GO	3.000%	9/1/36	2,100	1,906
	Lowell MA GO	3.000%	9/1/40	1,500	1,268
	Lowell MA GO	4.000%	9/1/40	2,155	2,172
	Lowell MA GO	3.000%	9/1/41	1,545	1,287
	Lowell MA GO	4.000%	9/1/41	2,365	2,375
	Lowell MA GO	2.125%	9/1/42	1,040	699
	Lowell MA GO	4.000%	9/1/42	1,160	1,149
	Lowell MA GO	2.125%	9/1/43	895	589
	Lowell MA GO	4.000%	8/1/47	4,855	4,605
	Ludlow MA GO	3.000%	2/1/49	250	184
	Lunenburg Water District BAN GO	4.250%	8/6/24	2,335	2,335
	Marblehead MA GO	3.000%	8/1/39	500	431
	Marlborough MA GO	2.000%	5/15/33	1,510	1,238
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	1,790	1,512
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	16,825	17,859
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	5,902
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,106
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	12,000	11,864
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,580	2,661
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	600	617
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,805	5,279
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,355	2,577
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,500	2,522
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	7,883
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	162
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	1,900	2,084
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,590	8,834
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	10,155	9,638
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	7,985	7,568
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	14,055
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/24	2,660	2,662
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	3.240%	6/5/24	2,700	2,700
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,200
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,366
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,614
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,665	5,543
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,234
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	2,325	2,321
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	2,925	2,927
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	2,060	2,044
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/40	1,250	1,228
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,330
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	310	310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	650
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,000
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,089
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,587
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	750	754
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,210
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	357
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,252
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	557
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	790
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,580

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,886
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	262
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,673
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,620
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,331
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,220	1,241
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,249
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,000	3,019
[1]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,498
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	332
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/29	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,640	1,698
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,841
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	41
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	215
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,120	1,127
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	345
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,539
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	739
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	15	15
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	166
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	760
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	105	112
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	512
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	1,730	1,741
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	451
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,267
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	643
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,543
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,330
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	148
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	770	795
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	965	972
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	5,000	5,059
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	128
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	313
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,650
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	782
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,383
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	824
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/33	1,225	1,233
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	714
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/34	9,535	10,996
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,039
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,050	1,079
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,470	2,505
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/34	1,285	1,294
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	2,110	2,157
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/34	670	750
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,604
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,002
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	482
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	735	745
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/35	175	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	6,375	6,438
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	582
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/35	650	729
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	825	845
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	11,200	12,021
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,775
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,114

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,174
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	496
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	27,265	27,418
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	300	302
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,827
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	525
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	511
	Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	2,230	2,251
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	735
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	617
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,862
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	569
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	413
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	345
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	1,255	1,469
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,844
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	1,100	1,141
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	760	832
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	450	438
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,768
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,727
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	279
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	735
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	5,460	5,497
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,079
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,055	1,217
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,716
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	598
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/39	1,100	1,196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	147
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,070
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	615
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	24,295	28,436
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	2,650	2,656
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	434
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,814
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/40	950	1,026
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,465	7,479
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	4,890	4,345
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	915
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	301
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	15,355	15,551
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,340	7,573
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	250	253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	6,260	6,467
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,496
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	4,955	4,959
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,410	2,411
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,955	4,118
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	4,950	4,923
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	750	736
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,245	3,554
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	1,000	1,017
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	125	125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	7,780	8,299
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/49	2,000	1,956
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	14,270	11,703
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	4,000	3,205
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	13,964
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	880	719
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	22,620	25,693
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	3,735	2,961
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	12,161
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,862
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	10,000	10,291
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,620	3,970
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	7,530	6,208

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	14,530	15,377
[2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.790%	6/3/24	19,155	19,155
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,020	4,022
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	815	815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,668
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,012
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	735
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	35	35
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	462
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,440	1,434
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	575	571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,520	1,543
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	489
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	600	595
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,900	1,922
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,025	1,025
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,180	1,223
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	320	318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	535	531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,355	1,395
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,386
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,056
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,571
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,860
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	814
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,750	2,804
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,050	1,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	150	158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,876
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	570
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,545	2,611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,431
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	150	159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,695	1,729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,170	1,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,890	3,919
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	295
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	1,001

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,390	4,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,018
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	798
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,495	2,648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	2,923
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,585	4,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,222
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	24,045	26,697
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	400	397
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	507
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,009
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,789
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,007
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,310	2,345
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,410	1,438
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	955	946
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	685	687
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	12,640	14,170
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	30
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,375	5,547
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	645	653
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	400	429
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	300	297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,320	2,351
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	4,959
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,415	4,550
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,810	1,844
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	405	434
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	463
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	956
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	230	232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	373
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	490	479
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,013
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,648
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,040	4,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	288
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,425	2,436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	414
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	21,910	21,218
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,990	3,840
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,710	4,779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	250	254
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	1,701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,970	2,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	970	835
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	525	521

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	7,180	7,281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,090	2,246
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	21,305	18,274
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	3,715	3,621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,305	4,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,745	7,775
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	15,485	11,442
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,195	1,961
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	2,150	1,988
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	15,865	16,180
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	1,875	1,644
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,650	4,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,500	7,954
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,410	2,407
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,564
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,080	7,225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,350	1,151
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,045	891
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	2,590	2,437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	2,390	2,405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/54	4,000	3,774
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	9,630	10,100
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,765	7,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,680
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	4.000%	6/3/24	10,935	10,935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.250%	6/6/24	2,275	2,275
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	90	91
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	462
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	294
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	313
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	286
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	727
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	864
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	714
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/42	1,494	983
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	950	853
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	3,450	2,919
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,235	1,260
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	1,000	979
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	8,750	8,432
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,703
[2,7]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.510%	6/7/24	4,200	4,200
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	189
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	206
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	230
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	258
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	272
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	555	596
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,207
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,509
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,193
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,518
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,005
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	2,215	2,234
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,707
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,769
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	235
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	3,275	3,145
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	210	170
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	687
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,432
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	504
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,709
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	1,000	1,014

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,471
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.500%	6/3/24	9,000	9,000
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	6/5/24	450	450
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	6/6/24	2,400	2,400
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	4.080%	6/3/24	35,525	35,525
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/25	2,500	2,506
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	31,645	31,719
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	607
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,104
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,595
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/28	4,545	4,473
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/30	3,100	2,982
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	774
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/33	250	259
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	239
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	536
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/34	565	585
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	531
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	554
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/35	600	625
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	1,175	897
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/35	620	648
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	93
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,128
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	274
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/36	8,500	8,297
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	589
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	643
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,503
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	415
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/38	2,600	2,691
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,691
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/39	8,305	8,305
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	357
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	5,768
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	452
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	974
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,330
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,814
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,506
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/43	2,500	2,598
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	764
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/44	1,315	1,305
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	3,650	2,604
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	3,455	3,324
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	633
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,995	1,977
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,275	1,271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,511
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,650	2,019
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	795
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	9,075	9,020
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,845	2,875
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	750	474
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/50	1,750	1,128
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,995	1,926
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,195	1,150
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,796
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	660	650
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	11,485	10,963
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/51	1,000	688
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,413
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,257
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	14,990	15,580
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	2,495	2,526
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	5,689
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,734
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/54	7,885	7,894
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,016

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,863
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	955
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,591
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	6,991
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,454
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,478
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,618
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	880	893
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	604
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	998
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	985
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,243
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,083
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,500	6,463
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,582
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,721
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,031
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	127
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	25,467
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	13,250	13,739
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	8,825	6,455
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,472
[6]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	1,000	965
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	745
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	872
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	683
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	4,350	4,373
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,558
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,477
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	834
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	557
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	832
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,265
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	1,810	1,009
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.350%	6/6/24	4,500	4,500
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,189
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,128
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	5,000	4,861
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,321
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,000	1,115
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	1,860	2,058
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	1,650	1,815
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,195
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	1,125	1,231
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	234
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,263
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,632
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	3,850	4,219
	Medford MA GO	3.000%	7/15/32	810	756
	Medford MA GO	3.000%	7/15/33	830	764
	Medford MA GO	3.000%	7/15/34	860	787
	Medford MA GO	3.000%	7/15/35	885	813
	Medford MA GO	3.000%	7/15/36	910	827
	Medford MA GO	2.000%	8/15/41	250	168
	Middleborough MA GO	2.000%	10/1/39	1,450	1,034
	Middleborough MA GO	2.000%	10/1/40	1,450	1,003
	Middleborough MA GO	2.000%	10/1/41	1,450	981
	Middleborough MA GO	2.250%	10/1/45	5,800	3,773
	Middleborough MA GO	2.350%	10/1/49	5,050	3,142
	Middleton MA GO	2.000%	12/15/34	3,015	2,395
	Middleton MA GO	2.000%	12/15/35	3,015	2,361
	Middleton MA GO	2.000%	12/15/38	1,520	1,095
	Middleton MA GO	2.125%	12/15/42	2,635	1,785
	Milford MA GO	2.000%	12/1/34	2,650	2,117
	Milford MA GO	2.000%	12/1/35	2,750	2,156
	Milford MA GO	2.250%	12/1/44	6,600	4,358
	Milford MA GO	2.125%	12/1/48	4,000	2,404
	Milford MA GO	2.500%	12/1/51	5,335	3,367
	Millbury MA GO	4.000%	8/15/41	905	896
	Millbury MA GO	4.000%	8/15/42	905	889

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Millbury MA GO	4.000%	8/15/47	4,390	4,163
	Minuteman Regional Vocational Technical School District BAN GO	4.250%	6/18/24	2,175	2,175
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	14
	Montague MA GO	2.375%	2/1/38	140	110
	Nashoba MA Regional School District GO	5.000%	11/1/53	6,010	6,359
	Natick MA GO	2.125%	8/1/38	100	75
	Needham MA GO	3.000%	7/15/35	765	706
	New Bedford MA GO	3.000%	3/1/34	335	311
	New Bedford MA GO	3.000%	3/1/35	395	364
	New Bedford MA GO	2.000%	9/1/35	475	374
	New Bedford MA GO	3.000%	3/1/37	235	210
	New Bedford MA GO	3.250%	12/1/39	100	89
	New Bedford MA GO	4.000%	9/1/40	1,460	1,470
	New Bedford MA GO	4.000%	9/1/41	1,520	1,526
	New Bedford MA GO	4.000%	9/1/42	1,565	1,550
	New Bedford MA GO	2.250%	9/1/43	825	559
	New Bedford MA GO	3.250%	3/1/44	885	746
	New Bedford MA GO	4.000%	4/1/48	4,820	4,565
	New Bedford MA GO	4.000%	9/1/52	7,500	7,057
	New Bedford MA GO	4.000%	4/1/53	3,955	3,714
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	936
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	969
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	1,002
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,035
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,068
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,102
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,144
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,173
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,122
	Norwood MA GO	3.000%	3/15/42	595	490
	Norwood MA GO	4.000%	9/15/42	4,285	4,241
	Norwood MA GO	4.000%	9/15/47	10,000	9,550
	Orange MA GO	3.000%	6/1/36	400	365
	Orange MA GO	3.000%	6/1/51	2,795	2,081
	Peabody MA GO	3.500%	7/1/37	115	108
	Pittsfield MA GO	4.000%	12/1/47	1,390	1,318
	Plymouth MA GO	2.000%	5/1/34	1,000	803
	Quincy MA GO	4.000%	6/1/32	2,565	2,512
	Quincy MA GO	3.000%	7/1/34	200	185
	Quincy MA GO	2.000%	7/1/37	170	128
	Quincy MA GO	4.000%	6/1/42	390	386
	Quincy MA GO	2.000%	1/15/46	3,000	1,807
	Quincy MA GO	2.000%	6/1/46	2,155	1,302
	Quincy MA GO	5.000%	6/1/47	7,000	7,892
	Randolph MA GO	3.375%	9/15/35	830	782
	Randolph MA GO	3.375%	9/15/36	785	742
	Rockland MA GO	2.200%	8/1/50	1,840	1,082
	Rowley MA GO	3.500%	7/15/43	1,625	1,448
	Salem MA GO	3.000%	9/15/34	620	566
	Salem MA GO	3.000%	9/15/35	585	537
	Salem MA GO	3.000%	9/15/36	605	549
	Salisbury MA GO	2.000%	8/1/28	400	359
	Saugus MA GO	3.000%	9/15/32	800	746
	Saugus MA GO	3.000%	9/15/33	980	900
	Saugus MA GO	3.000%	9/15/35	135	124
	Saugus MA GO	3.000%	9/15/36	1,500	1,361
	Sharon MA GO	3.125%	2/15/37	155	138
	Somerville MA GO	2.125%	10/15/39	2,670	1,939
	Somerville MA GO	2.000%	6/1/40	1,755	1,227
	Springfield MA BAN GO	4.500%	5/2/25	3,812	3,835
	Springfield MA GO	2.000%	9/1/34	100	80
	Springfield MA GO	4.000%	3/1/40	1,400	1,409
	Springfield MA GO	4.000%	3/1/41	2,080	2,087
	Springfield MA GO	4.000%	3/1/42	1,155	1,144
[5]	Springfield MA GO	3.500%	3/1/47	210	174
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	331
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	356
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	407
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/39	625	620
	Stoneham MA GO	2.000%	1/15/34	4,000	3,229

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stoneham MA GO	2.000%	1/15/35	4,080	3,235
	Stoneham MA GO	2.000%	1/15/36	4,000	3,137
	Stoneham MA GO	2.125%	1/15/37	4,245	3,307
	Stoneham MA GO	2.500%	1/15/52	1,960	1,254
	Stoughton MA GO	3.000%	10/15/32	1,920	1,795
	Stoughton MA GO	3.000%	10/15/35	370	339
	Swampscott MA GO	3.000%	3/1/52	2,500	1,841
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,505
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	2,600	2,732
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,062
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	8,190	8,213
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	6,500	6,570
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	9,355	9,771
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	30,295	31,417
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,804
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	19,945
[2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	4.120%	6/3/24	1,500	1,500
	Upton MA GO	2.250%	8/15/46	150	97
	Watertown MA GO	3.375%	4/15/42	100	88
	Webster Town MA GO (State Qualified School Project Loan)	5.000%	12/1/24	355	357
	West Springfield MA GO	2.000%	5/15/37	840	637
	West Springfield MA GO	2.000%	5/15/38	840	616
	West Springfield MA GO	2.000%	5/15/39	835	597
	West Springfield MA GO	2.000%	5/15/40	835	579
	West Springfield MA GO	2.000%	5/15/41	835	566
	West Springfield MA GO	2.125%	5/15/42	705	477
	West Springfield MA GO	2.125%	5/15/43	705	467
	West Springfield MA GO	2.250%	5/15/46	2,115	1,361
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/25/25	15,513	15,537
	Westwood MA GO	4.000%	8/15/52	2,605	2,495
	Weymouth MA GO	3.000%	9/15/37	140	124
	Weymouth MA GO	2.000%	9/15/40	505	346
	Weymouth MA GO	2.000%	8/15/41	2,370	1,585
	Weymouth MA GO	2.000%	9/15/45	2,355	1,447
	Weymouth MA GO	2.250%	9/15/50	5,000	2,985
	Worcester MA GO	3.000%	2/1/32	230	216
	Worcester MA GO	3.000%	2/1/33	2,155	2,012
[5]	Worcester MA GO	4.000%	2/1/35	4,325	4,486
[5]	Worcester MA GO	5.000%	2/15/37	2,000	2,198
[5]	Worcester MA GO	4.000%	1/15/38	2,555	2,516
	Worcester MA GO	2.250%	2/1/40	100	73
[5]	Worcester MA GO	4.000%	2/15/40	2,410	2,441
[5]	Worcester MA GO	2.000%	2/15/43	300	192
[5]	Worcester MA GO	2.500%	2/1/44	4,550	3,215
[5]	Worcester MA GO	2.000%	2/15/44	1,940	1,216
	Worcester MA GO	4.000%	6/1/44	535	530
[5]	Worcester MA GO	4.000%	2/15/45	1,635	1,577
	Worcester MA GO	2.000%	2/1/48	3,140	1,875
	Worcester MA GO	2.000%	2/1/49	3,200	1,877
	Worcester MA GO	2.125%	2/1/50	3,325	1,981
					2,609,529
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	470	436
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	747
					1,183
Puerto Rico (2.0%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	120	120
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,704	4,744
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,842	6,104
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,865
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,546	3,945
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	455
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,604	1,600
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,793	2,737
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	276
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	420	389
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	77
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,110	1,165
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	526

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	6,450	6,814
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,200	1,107
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,365	2,181
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	377	311
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,570
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	813	567
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,423	3,401
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	635	628
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,848	1,822
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	11,185	11,148
					54,552
Total Tax-Exempt Municipal Bonds (Cost $2,776,653)					2,665,264
Total Investments (98.9%) (Cost $2,776,653)					2,665,264
Other Assets and Liabilities—Net (1.1%)					30,236
Net Assets (100%)					2,695,500
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $82,175,000, representing 3.0% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,776,653)	2,665,264
Investment in Vanguard	82
Cash	6
Receivables for Investment Securities Sold	14,671
Receivables for Accrued Income	37,484
Receivables for Capital Shares Issued	3,236
Other Assets	24
Total Assets	2,720,767
Liabilities
Payables for Investment Securities Purchased	18,539
Payables for Capital Shares Redeemed	4,985
Payables for Distributions	1,588
Payables to Vanguard	155
Total Liabilities	25,267
Net Assets	2,695,500
At May 31, 2024, net assets consisted of:

Paid-in Capital	2,882,528
Total Distributable Earnings (Loss)	(187,028)
Net Assets	2,695,500

Net Assets
Applicable to 270,386,327 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,695,500
Net Asset Value Per Share	$9.97

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	46,897
Total Income	46,897
Expenses
The Vanguard Group—Note B
Investment Advisory Services	133
Management and Administrative	1,425
Marketing and Distribution	110
Custodian Fees	14
Shareholders’ Reports	20
Trustees’ Fees and Expenses	1
Other Expenses	30
Total Expenses	1,733
Expenses Paid Indirectly	(14)
Net Expenses	1,719
Net Investment Income	45,178
Realized Net Gain (Loss)
Investment Securities Sold	(5,907)
Futures Contracts	(378)
Realized Net Gain (Loss)	(6,285)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,675)
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	(5,671)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,222

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,178	75,782
Realized Net Gain (Loss)	(6,285)	(41,786)
Change in Unrealized Appreciation (Depreciation)	(5,671)	55,634
Net Increase (Decrease) in Net Assets Resulting from Operations	33,222	89,630
Distributions
Total Distributions	(43,975)	(74,623)
Capital Share Transactions
Issued	443,122	892,128
Issued in Lieu of Cash Distributions	34,913	57,749
Redeemed	(288,343)	(756,986)
Net Increase (Decrease) from Capital Share Transactions	189,692	192,891
Total Increase (Decrease)	178,939	207,898
Net Assets
Beginning of Period	2,516,561	2,308,663
End of Period	2,695,500	2,516,561

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.00	$9.94	$11.41	$11.47	$11.16	$10.45
Investment Operations
Net Investment Income[1]	.173	.316	.263	.259	.286	.315
Net Realized and Unrealized Gain (Loss) on Investments	(.035)	.056	(1.427)	.026	.374	.711
Total from Investment Operations	.138	.372	(1.164)	.285	.660	1.026
Distributions
Dividends from Net Investment Income	(.168)	(.312)	(.261)	(.259)	(.285)	(.316)
Distributions from Realized Capital Gains	—	—	(.045)	(.086)	(.065)	—
Total Distributions	(.168)	(.312)	(.306)	(.345)	(.350)	(.316)
Net Asset Value, End of Period	$9.97	$10.00	$9.94	$11.41	$11.47	$11.16
Total Return[2]	1.37%	3.82%	-10.28%	2.53%	6.03%	9.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,696	$2,517	$2,309	$2,776	$2,494	$2,234
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.42%	3.19%	2.54%	2.27%	2.55%	2.88%
Portfolio Turnover Rate	46%	77%	80%	37%	27%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open futures contracts at May 31, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Massachusetts Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $82,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,778,223
Gross Unrealized Appreciation	12,109
Gross Unrealized Depreciation	(125,068)
Net Unrealized Appreciation (Depreciation)	(112,959)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $70,996,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $1,392,848,000 of investment securities and sold $1,193,662,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $111,505,000 and sales were $238,850,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	Shares (000)	Shares (000)
Issued	43,699	91,017
Issued in Lieu of Cash Distributions	3,449	5,836
Redeemed	(28,435)	(77,398)
Net Increase (Decrease) in Shares Outstanding	18,713	19,455
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Massachusetts Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2024, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q1682 072024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.